Transactions with Related Parties - Compensation for the Key Management (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
Salaries	₩ 10,029	₩ 5,969	₩ 4,488
Defined benefits plan expenses	3,459	1,237	920
Share option	158	325	548
Compensation for the key management	₩ 13,646	₩ 7,531	₩ 5,956